Fixed assets	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment [Abstract]
Fixed assets

6. Fixed assets

Vessels, net

An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2019	$728,924	$(142,824)	$586,100
Improvements	165	-	165
Depreciation for the period	-	(14,475)	(14,475)
Balance as at June 30, 2019	$729,089	(157,299)	$571,790

All of the Partnership’s vessels as of June 30, 2019 have been provided as collateral to secure the Partnership’s credit facility.

During the six-month periods ended June 30, 2019 and 2018, certain of the Partnership’s vessels underwent improvements. The costs of these improvements amounted to $165 and $257 respectively and were capitalized as part of the vessels’ cost.

During the six-month period ended June 30, 2019, the Partnership paid advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems that will be installed to certain of its vessels of $2,910, which are included in “Prepayments and other assets” within non-current assets in the unaudited condensed consolidated balance sheets. For the six-month period ended June 30, 2018, the Partnership did not pay any advances relating to the construction of exhaust gas cleaning systems and ballast water treatment systems.